Note 16 - Summarised financial information on Harvest Fund Management Co., LTD (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Summarised financial information on Harvest Fund Management Co., LTD [Line Items]
Total net revenues		€ 982	[1]	€ 1,190	[2]
Net income (loss)		234	[1]	305	[2]
Other comprehensive income		7	[1]	2	[2]
Total comprehensive income (loss), net of tax	[3]	241	[1]	304	[2]
Current assets		1,319		1,372
Non-Current assets		945		982
Total assets		2,264		2,354
Current liabilities		967		1,080
Non-Current liabilities		169		207
Total liabilities		1,136		1,287
Noncontrolling interests		47		40
Net assets of the equity method investee		€ 1,081	[4]	€ 1,027	[5]

[1]	December 31, 2022 numbers are based on 2022 unaudited financials
[2]	December 31, 2021 numbers are based on 2021 audited financials.
[3]	The Group received dividends from Harvest Fund Management Co., Ltd. of € 45 million during the reporting period 2022 (2021: € 68 million).
[4]	December 31, 2022 numbers are based on 2022 unaudited financials.
[5]	December 31, 2021 numbers are based on 2021 audited financials.